Revenue from Contract with Customers - Summary of Balances in Deferred Revenue (Details) - European Wax Center, Inc. and Subsidiaries - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020
Disaggregation Of Revenue [Line Items]
Total deferred revenue	$ 9,421	$ 8,879
Deferred revenue, net of current portion	6,785	6,528
Current portion of deferred revenue	2,636	2,351
Franchise Fees [Member]
Disaggregation Of Revenue [Line Items]
Total deferred revenue	7,887	7,542
Service Revenue [Member]
Disaggregation Of Revenue [Line Items]
Total deferred revenue	$ 1,534	$ 1,337